As filed with the Securities and Exchange Commission on September 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22997

Oaktree Funds
(Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments

OAKTREE HIGH YIELD BOND FUND
Schedule of Investments	July 31, 2015 (Unaudited)
Rate	Maturity	Principal¹	Value $

Corporate Bonds – 95.8%

Aerospace & Defense – 1.5%
Bombardier Inc	6.00%	2	10/15/22	200,000	163,750
Huntington Ingalls Industries Inc	5.00%	2	12/15/21	100,000	103,125
TA Manufacturing Ltd	3.63%	2	04/15/23	€ 100,000	106,882
					373,757
Auto Components – 2.5%
Goodyear Tire & Rubber Co	7.00%		05/15/22	95,000	103,787
Grupo Antolin BV	4.75%		04/01/21	€ 100,000	112,845
Pittsburgh Glass Works LLC	8.00%	2	11/15/18	125,000	131,562
Schaeffler Holding Finance BV (PIK 6.50%)	5.75%		11/15/21	€ 120,000	141,515
ZF North America Capital Inc	4.50%	2	04/29/22	150,000	148,313
					638,022
Building Products – 1.5%
Building Materials Corp of America	6.75%	2	05/01/21	125,000	131,719
Kerneos Corporate SAS	5.75%		03/01/21	€ 100,000	113,910
Summit Materials LLC	6.13%	2	07/15/23	140,000	139,650
					385,279
Capital Markets – 0.4%
Neuberger Berman Group LLC	5.88%	2	03/15/22	105,000	112,114

Chemicals – 3.4%
Chemours Co	6.13%	2	05/15/23	€ 120,000	120,107
Axalta Coating Systems Inc	5.75%		02/01/21	€ 100,000	115,865
Evolution Escrow Issuer LLC	7.50%	2	03/15/22	155,000	129,812
Ineos Finance PLC	4.00%	2	05/01/23	€ 130,000	140,588
Plastipak Holdings Inc	6.50%	2	10/01/21	125,000	126,250
PSPC Escrow Corp	6.00%	2	02/01/23	€ 100,000	112,104
SPCM SA	2.88%	2	06/15/23	€ 100,000	105,707
					850,433
Commercial Services & Supplies – 6.8%
AA Bond Co Ltd	5.50%	2	07/31/22	£ 100,000	155,485
ACCO Brands Corp	6.75%		04/30/20	175,000	186,375
ADT Corp	6.25%		10/15/21	120,000	127,800
Carlson Wagonlit BV	7.50%		06/15/19	€ 165,000	192,084
Clean Harbors Inc	5.25%		08/01/20	125,000	128,613
Covanta Holding Corp	6.38%		10/01/22	115,000	121,325
Iron Mountain PLC	6.13%		09/15/22	£ 100,000	162,411
RR Donnelley & Sons Co	7.00%		02/15/22	200,000	215,750
Techem Energy Metering Service GmbH & Co	7.88%		10/01/20	€ 100,000	120,006
TMS International Corp	7.63%	2	10/15/21	85,000	82,830
Trionista TopCo GmbH	6.88%		04/30/21	€ 100,000	116,649
West Corp	5.38%		07/15/22	120,000	114,450
					1,723,778
Communications Equipment – 1.3%
CommScope Holding Co Inc (PIK 7.38%)	6.63%	2	06/01/20	205,000	213,969
ViaSat Inc	6.88%		06/15/20	120,000	127,500
					341,469
Construction & Engineering – 0.9%
AECOM	5.75%	2	10/15/22	130,000	132,275
Novafives SAS	4.50%		06/30/21	€ 100,000	103,763
					236,038

Construction Materials – 0.8%
American Builders & Contractors Supply Co Inc	5.63%	2	04/15/21	200,000	205,000

Consumer Finance – 0.6%
Ally Financial Inc	4.13%		02/13/22	75,000	74,062
Ally Financial Inc	4.63%		05/19/22	30,000	29,963
Navient Corp	5.00%		10/26/20	40,000	36,900
					140,925
Containers & Packaging – 3.9%
Ardagh Packaging Finance PLC	4.25%		01/15/22	€ 100,000	111,246
Berry Plastics Corp	5.50%		05/15/22	125,000	127,031
Cascades Inc	5.50%	2	07/15/22	125,000	121,406
Cascades Inc	5.75%	2	07/15/23	40,000	38,800
Kloeckner Pentaplast of America Inc	7.13%	2	11/01/20	€ 100,000	112,032
Owens-Brockway Glass Container Inc	5.00%	2	01/15/22	125,000	125,469
Sealed Air Corp	4.50%	2	09/15/23	€ 100,000	115,042
SIG Combibloc Holdings SCA	7.75%	2	02/15/23	€ 100,000	116,024
Silgan Holdings Inc	5.50%		02/01/22	120,000	124,500
					991,550
Diversified Telecommunication Services – 4.3%
Altice Financing SA	6.63%	2	02/15/23	200,000	206,500
CenturyLink Inc	5.80%		03/15/22	145,000	141,375
Frontier Communications Corp	7.63%		04/15/24	125,000	114,375
Intelsat Jackson Holdings SA	7.25%		10/15/20	125,000	124,531
Intelsat Jackson Holdings SA	7.50%		04/01/21	40,000	39,950
Level 3 Financing Inc	5.13%	2	05/01/23	250,000	245,313
Telecom Italia SpA	3.25%		01/16/23	€ 110,000	124,416
Ziggo Bond Finance BV	4.63%	2	01/15/25	€ 100,000	108,716
					1,105,176
Electric Utilities – 0.8%
Enel SpA	6.50%	3	01/10/74	€ 100,000	122,383
Talen Energy Supply LLC	4.63%	2,3	07/15/19	85,000	82,875
					205,258
Electronic Equipment, Instruments & Components – 0.9%
Belden Inc	5.50%		04/15/23	€ 100,000	112,801
Sanmina Corp	4.38%	2	06/01/19	105,000	106,838
					219,639
Energy Equipment & Services – 0.7%
Forum Energy Technologies Inc	6.25%		10/01/21	101,000	97,970
Precision Drilling Corp	6.50%		12/15/21	80,000	76,200
					174,170
Food & Staples Retailing – 0.7%
Ingles Markets Inc	5.75%		06/15/23	125,000	128,125
Rite Aid Corp	6.13%	2	04/01/23	55,000	57,337
					185,462
Food Products – 4.1%
Darling Global Finance BV	4.75%	2	05/30/22	€ 120,000	129,428
EWOS Holding AS	6.75%		11/01/20	€ 100,000	110,374
HJ Heinz Co	4.88%	2	02/15/25	57,000	61,204
JBS LLC	8.25%	2	02/01/20	175,000	186,375
Pilgrims Pride Corp	5.75%	2	03/15/25	50,000	51,250
Pinnacle Foods Finance LLC	4.88%		05/01/21	125,000	125,312
Post Holdings Inc	6.75%	2	12/01/21	100,000	101,000
R&R Ice Cream PLC (PIK 10.00%)	9.25%		05/15/18	€ 100,000	111,538
R&R Ice Cream PLC	5.50%		05/15/20	£ 100,000	161,256
					1,037,737
Gas Utilities – 1.3%
AmeriGas Finance Corp	6.25%		08/20/19	125,000	128,594
AmeriGas Finance Corp	7.00%		05/20/22	40,000	42,744
Suburban Propane Partners LP	5.75%		03/01/25	170,000	170,425
					341,763

Health Care Equipment & Supplies – 2.1%
Auris Luxembourg II SA	8.00%	2	01/15/23	€ 100,000	119,791
ConvaTec Finance International SA (PIK 9.00%)	8.25%	2	01/15/19	200,000	198,250
Hologic Inc	5.25%	2	07/15/22	70,000	72,625
VWR Funding Inc	4.63%	2	04/15/22	€ 125,000	133,251
					523,917
Health Care Providers & Services – 6.5%
Acadia Healthcare Co Inc	5.13%		07/01/22	130,000	130,000
Amsurg Corp	5.63%		07/15/22	125,000	129,037
Cerba European Lab SAS	7.00%		02/01/20	€ 100,000	115,865
DaVita HealthCare Partners Inc	5.00%		05/01/25	135,000	133,819
Envision Healthcare Corp	5.13%	2	07/01/22	135,000	136,687
ExamWorks Group Inc	5.63%		04/15/23	75,000	77,250
HCA Holdings Inc	6.25%		02/15/21	335,000	367,662
HomeVi SAS	6.88%		08/15/21	€ 100,000	115,751
LifePoint Health Inc	5.50%		12/01/21	125,000	130,000
Medi-Partenaires SAS	7.00%		05/15/20	€ 100,000	117,763
Tenet Healthcare Corp	4.75%		06/01/20	130,000	134,469
Tenet Healthcare Corp	6.75%	2	06/15/23	65,000	68,088
					1,656,391
Health Care Technology – 0.6%
IMS Health Inc	4.13%	2	04/01/23	€ 145,000	154,827

Hotels, Restaurants & Leisure – 3.9%
Center Parcs UK Group Ltd	7.00%	2	08/28/20	£ 100,000	161,369
Churchill Downs Inc	5.38%		12/15/21	125,000	128,750
MGM Resorts International	5.25%		03/31/20	125,000	127,188
New Red Finance Inc	4.63%	2	01/15/22	90,000	90,225
PortAventura Entertainment Barcelona BV	7.25%		12/01/20	€ 100,000	114,782
Scientific Games International Inc	6.63%		05/15/21	80,000	64,000
Scientific Games International Inc	7.00%	2	01/01/22	85,000	88,506
Six Flags Entertainment Corp	5.25%	2	01/15/21	205,000	212,175
					986,995
Household Durables – 1.2%
Apex Tool Group LLC	7.00%	2	02/01/21	165,000	148,912
Tempur Sealy International Inc	6.88%		12/15/20	150,000	161,438
					310,350
Household Products – 0.9%
Energizer Holdings Inc	5.50%	2	06/15/25	100,000	98,000
Spectrum Brands Inc	5.75%	2	07/15/25	125,000	129,350
					227,350
Independent Power & Renewable Electricity Producers – 2.3%
Calpine Corp	5.38%		01/15/23	130,000	127,725
Calpine Corp	5.50%		02/01/24	40,000	39,000
Dynegy Inc	6.75%	2	11/01/19	120,000	124,500
Dynegy Inc	7.63%	2	11/01/24	55,000	57,062
NRG Energy Inc	7.88%		05/15/21	230,000	243,368
					591,655
Insurance – 0.5%
HUB International Ltd	7.88%	2	10/01/21	130,000	133,087

IT Services – 1.5%
Cardtronics Inc	5.13%		08/01/22	130,000	127,400
First Data Corp	8.25%	2	01/15/21	250,000	265,312
					392,712
Life Sciences Tools & Services – 0.4%
Ephios Bondco PLC	6.25%	2	07/01/22	€ 100,000	112,461

Machinery – 1.1%
BlueLine Rental Finance Corp	7.00%	2	02/01/19	125,000	125,000
Milacron LLC	7.75%	2	02/15/21	150,000	155,625
					280,625

Marine – 0.4%
CMA CGM SA	7.75%	2	01/15/21	€ 100,000	104,608

Media – 8.3%
Arqiva Broadcast Finance PLC	9.50%		03/31/20	£ 100,000	172,635
Cablevision Systems Corp	5.88%		09/15/22	130,000	123,500
CCO Holdings LLC	6.50%		04/30/21	55,000	57,612
CCO Holdings LLC	5.13%	2	05/01/23	165,000	163,969
Cequel Communications Holdings LLC	5.13%	2	12/15/21	130,000	121,225
DISH DBS Corp	5.88%		07/15/22	150,000	149,625
Numericable Group SA	5.63%		05/15/24	€ 225,000	254,334
Telenet Finance SCA	6.25%		08/15/22	€ 110,000	130,925
Time Inc	5.75%	2	04/15/22	205,000	197,313
Unitymedia Hessen GmbH & Co	5.13%		01/21/23	€ 90,000	105,387
Unitymedia Hessen GmbH & Co	5.63%		04/15/23	€ 103,500	123,340
Univision Communications Inc	6.75%	2	09/15/22	110,000	118,663
Univision Communications Inc	5.13%	2	05/15/23	10,000	10,075
Virgin Media Inc	7.00%		04/15/23	£ 125,000	209,114
Vougeot Bidco PLC	7.88%		07/15/20	£ 100,000	167,174
					2,104,891
Metals & Mining – 4.4%
ArcelorMittal	6.25%	3	03/01/21	200,000	202,750
ArcelorMittal	6.13%		06/01/25	125,000	119,375
Cliffs Natural Resources Inc	8.25%	2	03/31/20	85,000	77,563
Eldorado Gold Corp	6.13%	2	12/15/20	105,000	96,600
First Quantum Minerals Ltd	7.25%	2	05/15/22	200,000	150,000
HudBay Minerals Inc	9.50%		10/01/20	85,000	83,725
Novelis Inc	8.38%		12/15/17	145,000	150,256
SunCoke Energy Partners LP	7.38%	2	02/01/20	250,000	246,250
					1,126,519
Multiline Retail – 0.5%
Neiman Marcus Group LLC	8.75%	2	10/15/21	125,000	134,687

Oil, Gas & Consumable Fuels – 6.8%
Baytex Energy Corp	5.13%	2	06/01/21	150,000	134,250
California Resources Corp	5.50%		09/15/21	150,000	124,500
Carrizo Oil & Gas Inc	6.25%		04/15/23	105,000	101,304
Chesapeake Energy Corp	6.63%		08/15/20	125,000	112,500
CITGO Petroleum Corp	6.25%	2	08/15/22	125,000	123,125
Energy XXI Gulf Coast Inc	11.00%	2	03/15/20	90,000	67,444
Gulfport Energy Corp	6.63%	2	05/01/23	90,000	90,450
Laredo Petroleum Inc	5.63%		01/15/22	105,000	101,587
Linn Energy LLC	6.50%		05/15/19	10,000	6,200
Linn Energy LLC	6.25%	3	11/01/19	150,000	91,593
Natural Resource Partners LP	9.13%		10/01/18	145,000	103,494
Oasis Petroleum Inc	6.88%		03/15/22	150,000	138,750
Range Resources Corp	4.88%	2	05/15/25	115,000	110,544
Regency Energy Partners LP	6.50%		07/15/21	130,000	136,500
Sabine Pass Liquefaction LLC	5.63%		02/01/21	95,000	97,375
Sabine Pass Liquefaction LLC	5.63%	3	04/15/23	20,000	20,100
Sabine Pass Liquefaction LLC	5.63%	2	03/01/25	15,000	14,831
Ultra Petroleum Corp	6.13%	2	10/01/24	125,000	96,875
Whiting Petroleum Corp	6.25%		04/01/23	75,000	73,500
					1,744,922
Paper & Forest Products – 1.1%
Reynolds Group Issuer Inc	6.88%	3	02/15/21	175,000	183,787
Reynolds Group Issuer Inc	8.25%	3	02/15/21	100,000	104,250
					288,037
Personal Products – 1.1%
Alphabet Holding Co Inc	7.75%		11/01/17	135,000	135,506
Prestige Brands Inc	5.38%	2	12/15/21	150,000	152,250
287,756

Pharmaceuticals – 3.4%
Endo Finance LLC	5.75%	2	01/15/22	25,000	25,750
Endo Finance LLC	5.38%	2	01/15/23	25,000	25,328
Endo Finance LLC	6.00%	2	07/15/23	200,000	209,000
Mallinckrodt International Finance SA	5.75%	2	08/01/22	175,000	183,641
Valeant Pharmaceuticals International Inc	7.25%	2	07/15/22	250,000	264,062
Valeant Pharmaceuticals International Inc	5.50%	2	03/01/23	40,000	41,000
Valeant Pharmaceuticals International Inc	5.88%	2	05/15/23	115,000	119,876
					868,657
Road & Rail – 0.4%
Ope KAG Finance Sub Inc	7.88%	2	07/31/23	100,000	101,750

Software – 0.5%
Open Text Corp	5.63%	2	01/15/23	120,000	120,450

Specialty Retail – 3.1%
DBP Holding Corp	7.75%	2	10/15/20	150,000	120,000
Dufry Finance SCA	4.50%	2	08/01/23	€ 100,000	113,120
Men's Wearhouse Inc	7.00%		07/01/22	120,000	128,400
Michaels Stores Inc	5.88%	2	12/15/20	150,000	158,250
Rent-A-Center Inc	4.75%		05/01/21	155,000	136,400
Sally Holdings LLC	5.75%		06/01/22	120,000	125,700
					781,870
Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp	5.88%		12/15/21	150,000	155,813

Textiles, Apparel & Luxury Goods – 0.2%
Wolverine World Wide Inc	6.13%		10/15/20	35,000	37,013

Trading Companies & Distributors – 1.4%
Ashtead Capital Inc	6.50%	2	07/15/22	120,000	126,751
International Lease Finance Corp	4.63%		04/15/21	125,000	127,965
Intrepid Aviation Group Holdings LLC	6.88%	2	02/15/19	115,000	107,813
					362,529
Transportation Infrastructure – 1.3%
Flexi-Van Leasing Inc	7.88%	2	08/15/18	95,000	96,188
Gategroup Finance SA	6.75%		03/01/19	€ 71,429	82,509
Moto Finance PLC	6.38%	2	09/01/20	£ 100,000	159,660
					338,357
Wireless Telecommunication Services – 4.9%
Altice SA	7.25%		05/15/22	€ 100,000	112,365
Matterhorn Telecom Holding SA	4.88%		05/01/23	€ 100,000	103,514
Matterhorn Telecom SA	3.88%		05/01/22	€ 100,000	103,584
Matterhorn Telecom SA	3.88%	2	05/01/22	€ 100,000	103,584
Sprint Communications Inc	8.38%		08/15/17	50,000	53,000
Sprint Corp	7.25%		09/15/21	320,000	306,800
Sprint Corp	7.63%		02/15/25	20,000	18,500
T-Mobile Inc	6.25%		04/01/21	250,000	262,500
Wind Acquisition Finance SA	7.00%		04/23/21	€ 165,000	193,443
					1,257,290

Total Corporate Bonds (Cost $24,724,723)					24,453,089

Bank Loans – 1.3%
Media – 0.6%
Formula One, Senior Secured 2nd Lien Term Loan, Tranche B3	7.75%	3	07/29/22	160,000	160,200

Metals & Mining – 0.3%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	7.50%	3	04/19/20	105,000	87,478

Software – 0.4%
Evergreen Skills SARL, Secured 2nd Lien Term Loan	9.25%	3	04/28/22	100,000	91,917

Total Bank Loans (Cost $358,441)					339,595

Total Investments – 97.1% (Cost $25,083,164)					24,792,684

Other Assets in Excess of Liabilities – 2.9%					733,959

Net Assets – 100.0%					25,526,643

1	Unless otherwise noted, amount is in U.S. Dollars
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At July 31, 2015, the value of these securities amounted to $11,713,347 or 45.9% of net assets.

3	Variable rate security. Rate disclosed as of July 31, 2015.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

€	Euro
£	British Pound

Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

Forward Currency Exchange Contracts

				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold1	Purchased1	(Depreciation) $
Bank of New York Mellon	08/05/15	£888,063	1,390,459	3,658
Bank of New York Mellon	08/05/15	€4,946,512	5,494,810	61,986
				$65,644

1	Unless otherwise noted, amount is in U.S. Dollars
£	British Pound
€	Euro

Country Breakdown	% of Net Assets
United States	68.2%
United Kingdom	6.3%
Germany	4.8%
Canada	4.2%
France	4.0%
Luxembourg	2.5%
Switzerland	2.4%
Italy	1.7%
Netherlands	1.2%
Spain	0.9%
Belgium	0.5%
Norway	0.4%
Other Assets in Excess of Liabilities	2.9%
100.0%

OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments	July 31, 2015 (Unaudited)
Shares	Value $

Common Stock – 90.2%
Argentina – 0.7%
YPF SA - ADR	4,200		96,306

Brazil – 5.4%
B2W Cia Digital	20,500	1	107,232
BB Seguridade Participacoes SA	13,900		130,923
BRF SA - ADR	14,100		294,831
Petroleo Brasileiro SA - ADR	24,758	1	168,354
			701,340
Chile – 0.8%
Banco Santander Chile - ADR	4,929		99,517

China – 28.9%
Anhui Conch Cement Co Ltd	42,500		132,006
ASM Pacific Technology Ltd	14,089		127,459
China Cinda Asset Management Co Ltd	300,000		133,802
China Construction Bank Corp	330,000		269,203
China Everbright International Ltd	87,000		133,661
China Overseas Land & Investment Ltd	70,000		220,441
China Pacific Insurance Group Co Ltd	59,900		251,101
China Shenhua Energy Co Ltd	77,500		147,210
China Unicom Hong Kong Ltd	186,000		261,050
Galaxy Entertainment Group Ltd	43,000		197,732
GCL-Poly Energy Holdings Ltd	541,000	1	109,381
Haier Electronics Group Co Ltd	66,581		156,282
Huadian Fuxin Energy Corp Ltd	304,000		131,284
Industrial & Commercial Bank of China Ltd	555,000		381,278
JD.com Inc - ADR	5,600	1	184,968
Lenovo Group Ltd	124,000		134,396
Luye Pharma Group Ltd	156,000	1	162,997
Sands China Ltd	31,600		139,460
Tencent Holdings Ltd	14,000		260,829
Tianhe Chemicals Group Ltd	668,000	1,2,3	60,318
Trina Solar Ltd - ADR	18,300	1	174,765
			3,769,623
Hungary – 1.2%
OTP Bank PLC	7,409		151,836

India – 7.3%
Axis Bank Ltd - GDR	4,194		190,198
ICICI Bank Ltd - ADR	22,087		222,416
Larsen & Toubro Ltd - GDR	7,355		202,174
Reliance Industries Ltd - GDR	10,843	2	337,759
			952,547
Indonesia – 1.5%
Bank Rakyat Indonesia Persero Tbk PT	223,400		165,042
Indofood CBP Sukses Makmur Tbk PT	27,500		25,006
			190,048
Mexico – 8.0%
America Movil SAB de CV - ADR	8,800		170,544
Cemex SAB de CV - ADR	31,096	1	264,316
Grupo Financiero Banorte SAB de CV	34,100		180,146
Grupo Mexico SAB de CV	64,300		175,630
Grupo Televisa SAB - ADR	7,300		254,478
			1,045,114
Pakistan – 0.7%
United Bank Ltd	54,200		97,515

Philippines – 0.8%
Universal Robina Corp	24,880		104,119

Qatar – 0.9%
Industries Qatar QSC	3,230		119,941

Russia – 6.4%
Lukoil OAO - ADR	4,358		179,456
Magnit PJSC -GDR	5,129		277,745
Mobile TeleSystems OJSC - ADR	16,653		136,555
PhosAgro OAO - GDR	9,267		126,031
Yandex NV	7,900	1	109,889
			829,676
South Africa – 4.8%
AngloGold Ashanti Ltd - ADR	10,200	1	62,424
Discovery Ltd	16,649		178,392
Naspers Ltd	2,772		386,315
			627,131
South Korea – 9.8%
Hotel Shilla Co Ltd	1,219		131,101
Hyundai Motor Co	1,746		222,423
Samsung Electronics Co Ltd	747		757,874
SK Hynix Inc	5,212		164,597
			1,275,995
Switzerland – 2.1%
Dufry AG	1,993	1	276,376

Taiwan – 7.8%
Delta Electronics Inc	32,000		157,407
Epistar Corp	29,000		25,227
Mega Financial Holding Co Ltd	173,000		147,848
Taiwan Semiconductor Manufacturing Co Ltd - ADR	23,100		510,741
TPK Holding Co Ltd	13,011	1	44,502
Yuanta Financial Holding Co Ltd	283,000		134,495
			1,020,220
Thailand – 1.0%
Airports of Thailand PCL - NVDR	15,800		131,636

Turkey – 2.1%
Coca-Cola Icecek AS	5,624		80,775
Turkiye Halk Bankasi AS	42,925		186,777
			267,552

Total Common Stocks (Cost $12,668,575)			11,756,492

Preferred Stock – 5.5%
Brazil – 5.5%
Cia Energetica de Minas Gerais - ADR	15,420		42,405
Itau Unibanco Holding SA - ADR	28,380		246,338
Petroleo Brasileiro SA - ADR	14,712	1	90,479
Telefonica Brasil SA - ADR	10,149		132,140
Vale SA - ADR	48,400		207,636
718,998

Total Preferred Stocks (Cost $846,718)	718,998

Total Investments – 95.7% (Cost $13,515,293)	12,475,490

Other Assets in Excess of Liabilities – 4.3%	554,871

Net Assets – 100.0%	13,030,361

1		Non-income producing security
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At July 31, 2015, the value of these securities amounted to $398,077 or 3.1% of net assets.

3		Illiquid security. At July 31, 2015, the value of these securities amount to $60,318 or 0.5% of net assets.
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non–Voting Depositary Receipt

Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SUMMARY OF FAIR VALUE DISCLOSURE	July 31, 2015 (Unaudited)

Security Valuation.  The Oaktree Funds (the "Funds") have adopted accounting principles generally accepted in the United States of America (“GAAP”).  GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability.  Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs are directly or indirectly observable.

Level 3 – Valuations for which one or more significant inputs are unobservable.  These inputs reflect the Funds' assessment of the assumptions that market participants use to value the investment based on the best available information.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.  These inputs can be either observable or unobservable.  The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that invesment or similar invesments in the market place.  The inputs will be considered by the Pricing Committee, along with any other relevant factors in the calculation of an investment's fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an invesment to be reclassified between the various levels within the hierarchy.

The Funds account for the transfer of assets into or out of each fair-value hierarchy level as of the beginning of the reporting period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Funds that invest in equity securities that are traded primarily on non-U.S. exchanges or markets use a pricing service to provide fair value pricing data with respect to certain security holdings.  The pricing service covers most equity securities traded outside of the United States for which there are more than 180 days of pricing history.  The use of the pricing service is designed to capture events after a foreign exchanges closes that may affect the value of certain holdings of certain Funds' securities traded on those foreign exchanges.

Foreign equity and debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the Valuation Time, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange. Debt securities are valued in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds' investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments i nrestricted securities are valued utilitzing the Funds' corporate bond valuation policies.

Forward currency exchange contracts are valued at the mean between the bid and asked prices.  Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the "Board") has delegated certain functions to the Pricing Committee with respect to the valuation of the Funds' holdings.  The Pricing Committee is comprised of employees of Oaktree Capital Management, L.P. (the "Adviser").  The Board has directed the Pricing Committee to monitor pricing and valuation matters at the direction of the Board.  The Committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of July 31, 2015.

Category	Oaktree High Yield Bond Fund	Oaktree Emerging Markets Equity Fund
Investments in Securities
Level 1
Common Stock	$–	$4,339,309
Preferred Stock	–	718,998
Total Level 1	–	5,058,307

Level 2
Corporate Bonds	24,179,259	–
Common Stock	–	7,356,865
Bank Loans	339,595	–
Total Level 2	24,518,854	7,356,865

Level 3
Corporate Bonds	273,830	–
Common Stock	–	60,318
Total Level 3	273,830	60,318

Total	$24,792,684	$12,475,490

Other Financial Instruments
Level 1	$–	$–
Total Level 1	–	–

Level 2 Forwards	$65,644	–
Total Level 2	65,644	–

Level 3	–	–
Total Level 3	–	–

Total	$65,644	$–

See the Schedules of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1 during the period ended July 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oaktree Funds

By (Signature and Title)  /s/ John Sweeney
John Sweeney, President

Date  September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John Sweeney
John Sweeney, President

Date  September 28, 2015

By (Signature and Title)  /s/ Susan Gentile
Susan Gentile, Chief Financial Officer

Date  September 28, 2015